Reconciliation of net cash flow from operating activities (Tables)	12 Months Ended
Mar. 31, 2026
Reconciliation of net cash flow from operating activities
Schedule of reconciliation of net cash flow from operating activities

	Note	2026 €m	2025 € m	2024 € m

(Loss)/profit for the financial year		(49)	(3,746)	1,505

Loss for the financial year from discontinued operations		108	22	65

Profit/(loss) for the financial year from continuing operations		59	(3,724)	1,570

Investment and other income	5	(1,395)	(864)	(581)

Financing costs	5	2,375	1,931	2,626

Income tax expense	6	1,805	2,246	50

Operating profit/(loss)		2,844	(411)	3,665

Adjustments for:

Share-based payments and other non-cash charges		11	68	98

Depreciation and amortisation	10, 11	12,454	10,804	10,414

(Gain)/loss on disposal of property, plant and equipment and intangible assets	10, 11	(203)	13	34

Share of results of equity accounted associates and joint ventures	12	382	123	96

Impairment charge/(reversal)	4	–	4,515	(64)

Other (expense)/income	3	88	(565)	(372)

Decrease in inventory		222	134	177

Increase in trade and other receivables	14	(361)	(774)	(597)

(Decrease)/increase in trade and other payables	15	(158)	710	534

Cash generated by operations		15,279	14,617	13,985

Net tax paid		(988)	(901)	(724)

Cashflows from discontinued operations		–	1,657	3,296

Net cash flow from operating activities		14,291	15,373	16,557